CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2011 CNY	Jun. 30, 2011 US$ USD ($)
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)	46,901	$ 7,256
Prepayments and other current assets, allowance for doubtful accounts related to other current assets (in CNY and dollars)	60	$ 9
Ordinary shares, par value (in US dollars per share)		$ 0.0000001
Ordinary shares, shares authorized	499,900,000,000
Ordinary shares, shares issued	110,766,600
Ordinary shares, shares outstanding	110,766,600